10. Unit Offering (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Debt converted, amount converted			$ 2,565,000
Debt converted, interest converted			$ 92,037
Debt converted, shares issued			1,102,513
Proceeds from convertible debt	$ 0	$ 2,565,000	$ 2,565,000	$ 0